Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

November 21, 2012

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:               Registration Statement on Form N-1A of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 108 to the Registration Statement under the Securities Act of 1933 and Amendment No. 110 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 108 to the Registration Statement under the 1933 Act and Amendment No. 110 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act.  The Amendment is being filed for the purpose of adding: (i) revised disclosure with respect to the AST CLS Moderate Asset Allocation Portfolio (the AST CLS Portfolio) and (ii) the AST Clearbridge Dividend Growth Portfolio, the AST AQR Emerging Markets Equity Portfolio, the AST QMA Emerging Markets Equity Portfolio, and the AST Long Duration Bond Portfolio (collectively, the New AST Portfolios) as four new series of the Registrant.

Revised Disclosure With Respect to AST CLS Portfolio.  The Board of Trustees of the Registrant (the Board), including all of the Trustees of the Registrant who are not “interested persons” of the Registrant under the 1940 Act, recently approved an increase in the investment management fee rate to be paid to the Investment Managers (as defined in the Amendment) by the AST CLS Portfolio. Subject to receipt of the required shareholder approval, the contractual investment management fee rate for the AST CLS Portfolio would increase from 0.30% to 0.95% of that Portfolio’s average daily net assets. The Investment Managers proposed the above-referenced investment management fee rate increase in order to be able to retain RCM Capital Management LLC (RCM or the New Subadviser) as subadviser for that Portfolio.  Such subadvisory arrangement is currently anticipated to become effective on or about February 25, 2013.  In connection therewith, as of the effective date: (i) the Investment Managers will terminate CLS Investments, LLC as the subadviser for the AST CLS Portfolio; (ii) the New Subadviser will begin to implement a new asset allocation strategy for the AST CLS Portfolio; (iii) the name of the Portfolio will be changed from the AST CLS Moderate Asset Allocation Portfolio to the AST RCM World Trends Portfolio (the AST RCM Portfolio); and (iv) certain changes to that Portfolio’s investment strategies, performance benchmark, and non-fundamental investment policies will become effective.  As part of these changes, the Portfolio would no longer operate as a “fund-of-funds” but would instead invest primarily in equity and fixed-income securities, exchange-traded funds, and other financial instruments, including derivatives.

A preliminary proxy statement that addresses the proposed investment management fee increase and the other changes described above was filed with the Commission on October 1, 2012 and the definitive proxy statement was filed with the Commission on October 18, 2012.  Definitive proxy materials were distributed to the beneficial shareholders of the AST CLS Portfolio in early November of 2012 for use in connection with a special shareholders’ meeting currently scheduled to be held December 10, 2012.  The disclosure relating to the new subadvisory arrangements and the new investment strategies for the AST CLS Portfolio is presented in the form of a supplement to the Trust’s current prospectus and current statement of additional information, each dated April 30, 2012.  Assuming receipt of the required shareholder approval for the proposed increased investment management fee rate for the AST RCM Portfolio, the Trust expects to distribute the supplements with respect to that Portfolio from the effective date of the Amendment through April 30, 2013.  Such disclosure would then be included in the Trust’s updated prospectus and statement of additional information effective April 30, 2013.

New AST Portfolios.  The Registrant currently expects that the New AST Portfolios will commence operations on or about February 25, 2013.

Summary.  Except for the disclosure relating to the new subadvisory arrangements and the new investment strategies for the AST CLS Portfolio, the Amendment is not intended to otherwise amend the Registrant’s current prospectuses, dated April 30, 2012, August 20, 2012, and November 14, 2012 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated April 30, 2012, August 20, 2012, and November 14, 2012 (the Current Statements of Additional Information).  The Current Prospectuses and Current Statement of Additional Information remain unchanged except as described herein.

* * * * *

The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-5401.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Amanda S. Ryan

Amanda S. Ryan
Assistant Secretary
Advanced Series Trust